RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 7 – RELATED PARTY TRANSACTIONS

Shareholder Advances and Payables

At December 31, 2023 and 2022, the Company had advances payable of $22,154, respectively, due to the Company’s President and CEO, Mr. Todd Michaels. Mr. Michaels is also a member of the Company’s Board of Directors.

At December 31, 2023 and 2022, the Company had advances payable of $11,865 due to a significant shareholder.

At December 31, 2023 and 2022, the Company had advances payable of $62,500 due to the Company’s largest shareholder.

At December 31, 2023 and 2022, the Company had accounts payable of $258,000 and $256,000, respectively, due to Elysian Fields Disposal, LLC, an entity owned by the Company’s largest shareholder. The Company incurred $2,000 and $5,000 of operating expenses with the entity during the years ended December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, the Company had accounts payable of $78,346 and $73,000, respectively, due to Loutex Production Company, an entity owned by the Company’s largest shareholder. The Company incurred $4,900 and $23,000 of operating expenses with the entity during the years ended December 31, 2023 and 2022, respectively.

At December 31, 2023, the Company had accounts payable of $120,000 due to P&C Ventures, Inc. The Company incurred $240,000 of operating expenses with P&C Ventures Inc. during the period ended December 31, 2023. Mr. Cory Hunt, who was named a director of the Company on December 28, 2021, is an officer of P&C Ventures, Inc.

Michaels Consulting

At December 31, 2023 and 2022, the Company had accounts payable of $344,000, respectively, due to Michaels Consulting, an entity owned by the wife of Mr. Michaels.

Notes Payable

Mr. Cory Hunt, who was named a director of the Company on December 28, 2021, is an owner and officer of P&C Ventures, Inc. During January 2022, the Company entered into a note agreement with P&C Ventures, Inc. totaling $1,485,000 and issued 2,700,000 warrants related to the note, as disclosed in Note 4. During January 2023, the Company amended the January 2022 note agreement with P&C Ventures, Inc. and issued warrants related to the amendment, as disclosed in Note 4. During July 2023, the Company amended the January 2023 agreement and modified warrants related to the original note, as disclosed in Note 4. During December 2023, the Company amended the July 2023 agreement and modified warrants related to the original note, as disclosed in Note 4.

During September 2022, the Company entered into a note agreement with the wife of Mr. Michaels totaling $50,000 and issued 50,000 warrants, valued at approximately $75,000, related to the note, as disclosed in Note 4.

During November 2022, the Company entered into a note agreement with the Company’s largest shareholder totaling $25,000 and issued 25,000 warrants, valued at approximately $39,000, related to the note, as disclosed in Note 4.

Convertible Notes Payable

During January 2023, the Company entered into a convertible note agreement with Mr. Michaels totaling $100,000 and issued 200,000 warrants, valued at approximately $209,000, related to the note, as disclosed in Note 4.

Director Options

During October 2023, four of the Company’s directors, Robert Powell, Cory Hunt, Matthew Flemming, and Eli Albrecht, each received 250,000 options valued at approximately $215,000 (Note 5). The options vested immediately upon issuance.

During August 2022, three of the Company’s directors, Robert Powell, Cory Hunt, and Matthew Flemming, each received 250,000 options valued at approximately $374,000 (Note 5). The options vested immediately upon issuance.

Accrued Bonus

At December 31, 2023, the Company had accrued bonus compensation for its CEO, CFO and former CFO of approximately $150,000, $50,000 and $115,000, respectively.

At December 31, 2022, the Company had accrued bonus compensation for its CEO and former CFO of approximately $150,000 and $115,000, respectively.